CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Share capital	Retained earnings and other reserves	Cash flow hedge reserve	Currency translation differences	Remeasurement of defined benefit plans	Equity attributable to owners of the parent	Non-controlling interests
Equity at beginning of period at Dec. 31, 2021	€ 2,211,416	€ 2,573	€ 2,192,453	€ (22,006)	€ 42,518	€ (9,640)	€ 2,205,898	€ 5,518
Changes in equity [abstract]
Net profit	939,294		932,614				932,614	6,680
Total other comprehensive (loss)/income, net of tax	79,299			68,272	10,100	1,229	79,601	(302)
Total comprehensive income	1,018,593	0	932,614	68,272	10,100	1,229	1,012,215	6,378
Dividends to owners of the parent	(249,522)		(249,522)				(249,522)
Dividends to non-controlling interests	(2,266)							(2,266)
Share repurchases	(396,522)		(396,522)				(396,522)
Share-based compensation	20,860		20,860				20,860
Other movements	(72)		(112)	(33)		73	(72)
Equity at end of period at Dec. 31, 2022	2,602,487	2,573	2,499,771	46,233	52,618	(8,338)	2,592,857	9,630
Changes in equity [abstract]
Net profit	1,257,457		1,252,048				1,252,048	5,409
Total other comprehensive (loss)/income, net of tax	(26,035)			(19,881)	(5,908)	169	(25,620)	(415)
Total comprehensive income	1,231,422	0	1,252,048	(19,881)	(5,908)	169	1,226,428	4,994
Dividends to owners of the parent	(328,631)		(328,631)				(328,631)
Dividends to non-controlling interests	(4,890)							(4,890)
Share repurchases	(460,629)		(460,629)				(460,629)
Share-based compensation	30,863		30,863				30,863
Equity at end of period at Dec. 31, 2023	3,070,622	2,573	2,993,422	26,352	46,710	(8,169)	3,060,888	9,734
Changes in equity [abstract]
Net profit	1,525,913		1,521,877				1,521,877	4,036
Total other comprehensive (loss)/income, net of tax	(51,475)			(63,200)	11,938	(523)	(51,785)	310
Total comprehensive income	1,474,438	0	1,521,877	(63,200)	11,938	(523)	1,470,092	4,346
Dividends to owners of the parent	(439,918)		(439,918)				(439,918)
Dividends to non-controlling interests	(4,788)							(4,788)
Share repurchases	(581,084)		(581,084)				(581,084)
Share-based compensation	23,968		23,968				23,968
Other movements			(7)			7
Equity at end of period at Dec. 31, 2024	€ 3,543,238	€ 2,573	€ 3,518,258	€ (36,848)	€ 58,648	€ (8,685)	€ 3,533,946	€ 9,292